Operating Segment Information - Summary of Segment Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of segment assets [line items]
Total Assets	€ 3,711	€ 3,787
Deferred income tax assets	164	252
Cash and cash equivalents	269	347	€ 472	€ 991
Other financial assets	179	166
Segment [member]
Disclosure of segment assets [line items]
Total Assets	3,099	3,022
Segment [member] | P&ARP [member]
Disclosure of segment assets [line items]
Total Assets	1,629	1,652
Segment [member] | A&T [member]
Disclosure of segment assets [line items]
Total Assets	769	768
Segment [member] | AS&I [member]
Disclosure of segment assets [line items]
Total Assets	449	390
Segment [member] | Holdings & Corporate [member]
Disclosure of segment assets [line items]
Total Assets	252	212
Unallocated amounts [member]
Disclosure of segment assets [line items]
Deferred income tax assets	164	252
Cash and cash equivalents	269	347
Other financial assets	€ 179	€ 166